U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.  Name and address of issuer:
NUVEEN FLAGSHIP MULTISTATE TRUST II
333 West Wacker Drive
Chicago, Illinois  60606

2. Name of each series or class of funds for which this notice is filed:

Nuveen California Municipal Bond Fund, Classes A, B, C & R
Nuveen California Insured Municipal Bond Fund, Classes A, B, C & R
Nuveen Flagship Connecticut Municipal Bond Fund, Classes A, B, C & R
Nuveen Massachusetts Municipal Bond Fund, Classes A, B, C & R
Nuveen Massachusetts Insured Municipal Bond Fund, Classes A, B, C & R
Nuveen Flagship New Jersey Municipal Bond Fund, Classes A, B, C & R
Nuveen Flagship New Jersey Intermediate Municipal Bond Fund, Classes A, C & R Nuveen Flagship New York Municipal Bond Fund, Classes A, B, C & R
Nuveen New York Insured Municipal Bond Fund, Classes A, B, C & R

3.  Investment Company Act File Number:  811-07755

     Securities Act File Number: 333-14729

4.  Last day of fiscal year for which this notice is filed:  February 28, 1997

5.  Check box if this notice is being filed more than 180
days after the close of the issuer's fiscal year for
purposes of reporting securities sold after the close of
the fiscal year but before termination of the issuer's
24f-2 declaration;
[   ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable:  N/A

NUVEEN CALIFORNIA MUNICIPAL BOND FUND, Classes A, B, C & R

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       0.00

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

$       0.00

9. Number and aggregate sale price of securities sold during the fiscal year:

$ 29,041,297

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$ 29,041,297

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$ 29,041,297

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$23,108,724

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 5,932,573

(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

1,797.75

NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND, Classes A, B, C & R

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       0.00

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

$       0.00

9. Number and aggregate sale price of securities sold during the fiscal year:

$ 32,149,246

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$ 32,149,246

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$ 32,149,246

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$29,955,249

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 2,193,997


  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$ 664.85

NUVEEN FLAGSHIP CONNECTICUT MUNICIPAL BOND FUND, Classes A, B, C & R

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       0.00

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

$       0.00

9. Number and aggregate sale price of securities sold during the fiscal year:

$ 18,171,563

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$ 18,171,563

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$ 18,171,563

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$16,305,341

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 1,866,222

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$ 565.52

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND, Classes A, B, C & R

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       0.00

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

$       0.00

9. Number and aggregate sale price of securities sold during the fiscal year:

$ 11,657,868

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$ 11,657,868

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$ 11,657,868

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$11,875,027

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 0.00

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$ 0.00

NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND,
Classes A, B, C & R

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       0.00

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

$       0.00

9. Number and aggregate sale price of securities sold during the fiscal year:

$ 7,769,989

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$ 7,769,989

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$ 7,769,989

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$7,653,434

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 116,555

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$ 35.32

NUVEEN FLAGSHIP NEW JERSEY MUNICIPAL BOND FUND, Classes A, B, C & R

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       0.00

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

$       0.00

9. Number and aggregate sale price of securities sold during the fiscal year:

$ 11,707,071

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$ 11,707,071

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$ 11,707,071

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$1,308,030

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 10,399,041

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$ 3,151.22

NUVEEN FLAGSHIP NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND,
Classes A, C & R

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       0.00

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

$       0.00

9. Number and aggregate sale price of securities sold during the fiscal year:

$ 475,093

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$ 475,093

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$ 475,093

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$1,905,553

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 0.00

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$ 0.00

NUVEEN FLAGSHIP NEW YORK MUNICIPAL BOND FUND, Classes A, B, C & R

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       0.00

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

$       0.00

9. Number and aggregate sale price of securities sold during the fiscal year:

$78,007,215

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$78,007,215

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$78,007,215

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$19,737,885

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 58,269,330

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$ 17,657.37

NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND, Classes A, B, C & R

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       0.00

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

$    23,886,070

9. Number and aggregate sale price of securities sold during the fiscal year:

$40,555,922

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$16,669,852

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$16,669,852

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$47,601,839

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 0.00

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$ 0.00

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section
3a of the Commission's Rules of Informal and Other
Procedures (17 CFR 202.3a).  [  X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: April 28, 1997


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:
        Gifford R. Zimmerman
        Vice President and Assistant Secretary

Date:   April 29, 1997


Exhibit:   Opinion of Counsel